Securitizations and Variable Interest Entities, Resecuritization Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Trading debt securities	$ 97,302	$ 86,155
Resecuritization [Member] | VIEs that we do not consolidate [Member]
Variable Interest Entity [Line Items]
Assets sold	12,700	17,000	$ 39,600
Assets, nonconsolidated VIE	110,400	112,000
Resecuritization [Member] | VIEs that we do not consolidate [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Trading debt securities	984	793
Resecuritization [Member] | VIEs that we do not consolidate [Member] | Fair value, inputs, level 2 [Member]
Variable Interest Entity [Line Items]
Securities recognized	$ 239	$ 428	$ 607